Other Receivables and Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables and Assets [Abstract]
Other receivables and assets

	December 31, 2011	December 31, 2010
Receivables from government agencies	152	171
Taxes and other government receivables	77	117
Advances	118	68
Prepayments	46	51
Loans and deposits	14	15
Interest receivable	4	6
Derivative instruments	2	85
Receivables from equity-method investments	20	33
Other current assets	73	63
Total	506	609